MALACHI MILLENNIUM INCOME TRUST


                                  ANNUAL REPORT

                               SEPTEMBER 30, 2000


                    TREASURERS' GOVERNMENT MONEY MARKET FUND

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at cost and value (Note 2)         $ 11,099,797
     Investment in repurchase agreements (Note 2)                     6,156,152
     Receivable from Investment Manager (Note 3)                         84,141
     Interest receivable                                                  4,142
     Other assets                                                         8,062
                                                                   ------------
                Total Assets                                         17,352,294
                                                                   ------------

LIABILITIES
     Dividends payable                                                   64,909
     Other accrued expenses                                              34,925
                                                                   ------------
                Total Liabilities                                        99,834
                                                                   ------------

NET ASSETS                                                         $ 17,252,460
                                                                   ============

NET ASSETS CONSIST OF:
     Paid-in capital                                               $ 17,274,315
     Accumulated net realized losses from
          security transactions                                         (21,855)
                                                                   ------------

NET ASSETS                                                         $ 17,252,460
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
     NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                      17,274,315
                                                                   ============

NET ASSET VALUE, REDEMPTION PRICE AND
     OFFERING PRICE PER SHARE (NOTE 2)                             $       1.00
                                                                   ============

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Interest income                                             $  1,564,779
                                                                   ------------

EXPENSES
       Investment management fees (Note 3)                               52,928
       Administration, fund accounting, shareholder services
             and transfer agent fees (Note 3)                            45,875
       Professional fees                                                 45,573
       S & P rating expense                                              22,000
       Custodian fees                                                    13,042
       Trustees' fees and expenses                                       10,902
       Insurance expense                                                  9,854
       Registration and filing fees                                       2,146
       Reports to shareholders                                              250
       Other expenses                                                       658
                                                                   ------------
             Total Expenses                                             203,228
       Fees waived and expenses reimbursed by the
             Investment Manager (Note 3)                               (137,070)
                                                                   ------------
             Net Expenses                                                66,158
                                                                   ------------

NET INVESTMENT INCOME                                                 1,498,621
                                                                   ------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS                           (2,476)
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  1,496,145
                                                                   ============

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED           YEAR ENDED
                                                              SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                              ------------------   ------------------
FROM OPERATIONS
    Net investment income                                        $   1,498,621        $   1,587,947
    Net realized losses from securities investments                     (2,476)             (19,379)
                                                                 -------------        -------------
         Net increase in net assets resulting from operations        1,496,145            1,568,568
                                                                 -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income                                      (1,498,621)          (1,587,947)
                                                                 -------------        -------------

FROM CAPITAL SHARE TRANSACTIONS (a)
    Proceeds from shares sold                                      161,219,242          171,492,461
    Net asset value of shares issued in reinvestment
      of distributions to shareholders                                 544,133              841,401
    Payments for shares redeemed                                  (210,049,213)        (140,481,515)
                                                                 -------------        -------------
         Net increase (decrease) in net assets from
              capital share transactions                           (48,285,838)          31,852,347
                                                                 -------------        -------------

       Total increase (decrease) in net assets                     (48,288,314)          31,832,968

NET ASSETS
    Beginning of year                                               65,540,774           33,707,806
                                                                 -------------        -------------
    End of year                                                  $  17,252,460        $  65,540,774
                                                                 =============        =============

(a)  Capital share transactions are identical to the dollar value shown.

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                      YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,   SEPTEMBER 30,
                                                      2000            1999            1998            1997            1996
                                                   ----------      ----------      ----------      ----------      ----------
PER SHARE DATA
--------------
Net asset value at beginning of year               $     1.00      $     1.00      $     1.00      $     1.00      $     1.00

Net investment income                                   0.057           0.049           0.053           0.051           0.052

Dividends from net investment income                   (0.057)         (0.049)         (0.053)         (0.051)         (0.052)
                                                   ----------      ----------      ----------      ----------      ----------

Net asset value at end of year                     $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                                   ==========      ==========      ==========      ==========      ==========

TOTAL RETURN                                            5.89%           5.03%           5.33%           5.06%           5.27%
                                                   ==========      ==========      ==========      ==========      ==========

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets at end of year (000's)                  $   17,252      $   65,541      $   33,708      $      111      $      132

Ratios net of fees waived and expenses
reimbursed by Investment Manager (Note 3)
    Ratio of net expenses to average net assets         0.25%           0.25%           0.22%           0.00%           0.00%
    Ratio of net investment income to average
        net assets                                      5.67%           4.92%           5.33%           5.06%           5.25%

Ratios assuming no fees waived and expenses
reimbursed by Investment Manager (Note 3)
    Ratio of expenses to average net assets             0.77%           0.69%           0.80%          30.19%          14.42%
    Ratio of net investment income to average
        net assets                                      5.15%           4.48%           4.74%         -25.13%          -9.17%

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        Treasurers' Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS - September 30, 2000
--------------------------------------------------------------------------------


                                                        PAR          VALUE
                                                    ------------  ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 64.3%

     Federal Home Loan Bank,
           5.125%, due 11/17/2000                   $    100,000   $     99,775
                                                                   ------------

     Federal Home Loan Mortgage Corporation
           discount note, due 10/5/2000                2,690,000      2,688,081
           discount note, due 10/10/2000               5,329,000      5,320,474
           discount note, due 10/17/2000               3,000,000      2,991,467
                                                                   ------------

           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                $ 11,099,797
                                                                   ------------

REPURCHASE AGREEMENTS (a) - 35.7%
                                                     FACE AMOUNT
                                                    ------------
        Lehman Brothers,
        6.54%, dated 9/29/2000, due 10/2/2000,
        with a collateral value of $6,159,507       $  6,156,152   $  6,156,152
                                                                   ------------

TOTAL INVESTMENTS AT VALUE (AMORTIZED COST $17,255,949) - 100.0%   $ 17,255,949

Liabilities in Excess of Other Assets - (0.0%)                           (3,489)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 17,252,460
                                                                   ============

(a) Repurchase agreements are fully collateralized by U.S. Government agency securities.

See accompanying notes to financial statements.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Malachi Millennium Income Trust, formerly the Millennium Income Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income, consistent with protection of capital. The Fund is expecting to maintain a constant net asset value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

     ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a management agreement. Under the terms of the management agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to voluntarily reduce operating expenses during the year ended September 30, 2000, Trias agreed to reimburse the Fund the amount by which its total operating expenses exceeded .25% of average daily net assets. For the year ended September 30, 2000, the total of such reimbursements were $137,070.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, effective July 24, 2000, Ultimus Fund Solutions, LLC ("Ultimus") provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the year ended September 30, 2000, Ultimus was paid $11,250 of fees under the Agreement.

                                                 MALACHI MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

     Prior to July 24, 2000, administrative services were provided by Millennium Financial LLC ("MFL"). In addition, prior to July 24, 2000, fund accounting services and transfer agent services were provided to the Fund by Integrated Fund Services ("Integrated"). Under the terms of an Accounting Services Agreement with the Fund, Integrated received a monthly fee of $2,000 per month. Pursuant to the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Fund, Integrated received a fee from the Fund at an annual rate of $20 per shareholder account, subject to a minimum monthly fee not to exceed $1,500. In addition, the Fund paid Integrated's out-of-pocket expenses including, but not limited to, postage and supplies.

                    Report of Independent Public Accountants
                    ----------------------------------------

To the Shareholders and Board of Trustees of the Malachi Millennium Income Trust:

We have audited the statement of assets and liabilities, including the schedule of portfolio investments, of the Treasurers' Government Money Market Fund (the
Fund) of the Malachi Millennium Income Trust as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasurers' Government Money Market Fund as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                         /s/ Arthur Andersen LLP

Cincinnati, Ohio
  October 13, 2000